RECLAMATION AND REMEDIATION PROVISIONS	12 Months Ended
Dec. 31, 2020
RECLAMATION AND REMEDIATION PROVISIONS
RECLAMATION AND REMEDIATION PROVISIONS

15.    RECLAMATION AND REMEDIATION PROVISIONS

The Company’s reclamation and remediation provisions relates to site restoration, clean-up, ongoing treatment, and monitoring at Tucano in Brazil, the GMC and Topia in Mexico, and Coricancha in Peru.

	December 31, 2020			December 31, 2019
	Total	Current	Non-current	Total	Current	Non-current
Tucano	$15,241	$—	$15,241	$17,079	$—	$17,079
GMC	8,184	348	7,836	8,725	—	8,725
Topia	6,601	—	6,601	4,697	—	4,697
Coricancha	38,299	610	37,689	25,073	4,927	20,146
	$68,325	$958	$67,367	$55,574	$4,927	$50,647

	December 31,	December 31,
	2020	2019
Balance, beginning of year	$55,574	$27,420
Acquisition of Beadell (note 5)	—	12,909
Change in estimates	16,607	13,389
Accretion	1,517	1,840
Reclamation work performed	(902)	—
Foreign exchange	(4,471)	16
Balance, end of year	$68,325	$55,574

In 2020, the change in reclamation estimates at the GMC, Topia, Coricancha and Tucano were $0.3 million decrease (2019 – $6.7 million), $2.2 million increase (2019 – $3.2 million), $13.7 million increase (2019 – $0.6 million), and $1.0 million increase (2019 – $2.9 million), respectively.  The change in reclamation estimates at the GMC reduced the carrying value of the related property and equipment. The change in estimates for Topia and Tucano were capitalized to mineral properties, plant and equipment, and for Coricancha, the change in estimate was capitalized to exploration and evaluation assets.

The reclamation and remediation provision for the GMC and Topia operations is based on the following assumptions:

	2020	2019
Total estimated future cash flows	$18,895	$15,745
Expected settlement of obligations (years)	2021 - 2043	2021 – 2045
Weighted average risk-free rate (discount rate)
GMC	4.6%	1.9%
Topia	4.8%	2.1%

A  1% change in the discount rate while holding the other assumptions constant would decrease or increase the provision by $0.6 million.

The reclamation and remediation provision for Coricancha is based on the following assumptions:

	2020	2019
Total estimated future cash flows	$42,725	$33,795
Expected settlement of obligations (years)	2021 - 2049	2020 – 2049
Weighted average risk-free rate (discount rate)	0.8%	3.4%

For Coricancha, a portion of the reclamation and remediation provision is offset by a reimbursement rights receivable (note 11(a)). Of the total estimated cash flows of $42.7 million, $12.2 million is reimbursable.

A  1% change in the discount rate would decrease or increase the provision by $3.0 million while holding the other assumptions constant.

The reclamation and remediation provision for Tucano is based on the following assumptions:

	2020	2019
Total estimated cash flows	$22,594	$19,731
Expected settlement of obligations (years)	2024 - 2029	2024 - 2029
Weighted average risk-free rate (discount rate)	6.7%	6.7%

A  1% change in the discount rate would decrease or increase the provision by $0.7 million while holding the other assumptions constant.